August 27, 2026

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: VanEck ETF Trust
Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

Ladies and Gentlemen:

On behalf of VanEck ETF Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 2,958 to the Registrant’s Registration Statement on Form N-1A, filed on August 18, 2026 (the “Amendment”), and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on August 18, 2026.

No fees are required in connection with this filing. If you have any questions or comments regarding this filing, please call me at (212) 293-2018.

Very truly yours,

/s/ Laura Martinez
Laura Martinez